SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Earnings (Loss) Per Share and Treasury Stock) (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 23, 2015
Treasury Stock
Treasury Stock, Shares, Retired	1,451,700
Total cash consideration of shares repurchased		$ (1,493,352)	$ (812,184)
Treasury stock [Member]
Treasury Stock
Treasury Stock, Shares, Retired	1,451,700	1,352,586	1,614,776
ADS repurchased		(2,804,286)	(1,614,776)
Total cash consideration of shares repurchased		$ (1,493,352)	$ (812,184)
American Depository Shares (ADS) [Member]
Treasury Stock
Maximum amount authorized to repurchase ADS				$ 20,000,000
Treasury Stock, Shares, Retired		2,804,286	1,614,776
ADS repurchased		280,429	161,477